Amounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Receivables [Line Items]
Other receivables	$ 4.0	$ 3.7
Trade and other current receivables	34.5	44.9
Canada
Receivables [Line Items]
Sales tax receivables	6.4	2.3
Mexico
Receivables [Line Items]
Sales tax receivables	20.0	36.2
Other
Receivables [Line Items]
Sales tax receivables	0.9	0.5
Concentrate receivable	$ 3.2	$ 2.2